Retirement benefits - Actuarial assumptions (Details)	Dec. 31, 2025	Dec. 31, 2024
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Discount rate, benefit obligations	5.01%	4.83%
Future compensation rate increase, benefit obligations	3.67%	3.66%
Discount rate, benefit expense	4.83%	4.69%
Future compensation rate increase, benefit expense	3.66%	3.62%
Other Post-Employment Defined Benefit Plans
Disclosure of defined benefit plans [line items]
Discount rate, benefit obligations	4.99%	4.78%
Discount rate, benefit expense	4.78%	4.69%